Basic and Diluted Net Income (Loss) per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended				12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013		Dec. 31, 2012	Dec. 31, 2013		Mar. 31, 2012
Components Of Basic And Diluted Earning Per Share [Line Items]
Net (loss) income	$ (23,857)	$ 4,450		$ (4,238)	$ 7,308		$ (11,944)
Less: Net income allocated to participating securities		(4,450)	[1]		(7,117)	[1]
Net income (loss) available to common shareholders after required adjustments for the calculation of basic and diluted earnings per common share	$ (23,857)			$ (4,238)	$ 191		$ (11,944)
Basic weighted average common shares outstanding	57,958,838	50,457,948		41,359,676	51,557,136		35,125,628
Weighted average effect of dilutive securities:
Stock Options		27,170,816			28,542,404
Warrants		1,525,148			1,327,436
Diluted weighted average common shares outstanding	57,958,838	79,153,912		41,359,676	81,426,976		35,125,628
Net income (loss) per common share:
Basic	$ (0.41)	$ 0.00		$ (0.10)	$ 0.00		$ (0.34)
Diluted	$ (0.41)	$ 0.00		$ (0.10)	$ 0.00		$ (0.34)

[1]	In a period with net income, both earnings and dividends (if any) are allocated to participating securities. In a period with a net loss, only dividends (if any) are allocated to participating securities.